Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Business Acquisition [Line Items]
Business Combination
Note 4. Business Combinations
Surf Air Mobility Acquisition
Surf Air acquired the Company on July 27, 2023. Further details are provided in Note 16,
Commitments and Contingencies
and Note 17,
Subsequent Events
.
Multi-Aero, Inc. Acquisition
On April 1, 2022, the Company acquired 100% of the issued and outstanding capital stock of St. Louis-based air carrier Multi-Aero, Inc. dba Air Choice One (“MUA” or “Air Choice One”) for total cash purchase consideration of $4.1 million that was funded at close by the Clarus Tranche 1 Note (See Note 10,
Long-Term Debt, Net
). The primary reason for the acquisition was to expand capacity to serve additional EAS routes and to purchase aircraft. The net assets acquired primarily include three aircraft ($3.1 million), a spare aircraft engine ($0.2 million), spare parts inventory ($0.5 million), and liabilities ($0.5 million). The Company recognized $0.8 million of goodwill as part of this transaction relating to expected synergies of combined operations and the assumption of the deferred tax liability.
The goodwill is not deductible for tax purposes. At the close of acquisition, Air Choice One was serving a total of three destinations in the United States: Arkansas, Missouri, and Tennessee. The Company accounted for the acquisition as a business combination.
The Company allocated the purchase price to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values, which were determined using generally accepted valuation techniques based on estimates and assumptions made by management. The fair values are subject to adjustment for up to one year after the close of the transaction as additional information is obtained. Any adjustments to the preliminary purchase price allocation identified during the measurement period are recognized in the period in which the adjustments are determined. Subsequent to this initial allocation, the Company recorded a $0.4 million measurement period adjustment on December 31, 2022 related to identified deferred tax liabilities, which increased goodwill from $0.4 million at June 30, 2022 to $0.8 million at December 31, 2022. The adjustment also resulted in an income tax benefit of $0.4 million during the three months ended December 31, 2022.

Note 4. Business Combination
Multi-Aero, Inc. Acquisition
On April 1, 2022, the Company acquired 100% of the issued and outstanding capital stock of St. Louis-based air carrier Multi-Aero, Inc. dba Air Choice One (“MUA” or “Air Choice One”) for total cash purchase consideration of $4.1 million that was funded at close by the Clarus Tranche 1 Note (See Note 12,
Long-Term Debt, Net
). The primary reason for the acquisition was to expand capacity to serve additional EAS routes and purchase of aircraft. The net assets acquired primarily include three aircraft ($3.1 million), a spare aircraft engine ($0.2 million), spare parts inventory ($0.5 million), and liabilities ($0.5 million). The Company recognized $0.8 million of goodwill as part of this transaction relating to expected synergies of combined operations and the assumption of the deferred tax liability. At the close of acquisition, Air Choice One was serving a total of three destinations in the United States: Arkansas, Missouri, and Tennessee. The Company accounted for the acquisition as a business combination.
There were no adjustments to the allocation of the purchase price during the measurement adjustment period.